SCHEDULE OF NET LOSS, OPERATING EXPENSES, OTHER INCOME, AND RECONCILIATION OF INCOME/LOSS TO ADJUSTED EBITDA (Details) - USD ($)	3 Months Ended										6 Months Ended		12 Months Ended
	Jun. 30, 2026	Mar. 31, 2026	Dec. 31, 2025	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Segment Reporting [Line Items]
REVENUE
LESS OPERATING EXPENSES
Selling and marketing expenses	109,878				94,092						203,447	200,571	400,946	316,624
General and administrative expenses	464,318				381,053						861,116	648,506	1,827,776	1,131,312
Research and development	342,874				147,867						674,387	249,385	615,916	362,538
Depreciation and amortization	821				820						1,642	1,641	3,282	4,106
SEGMENT NET LOSS	(917,891)				(623,832)						(1,740,592)	(1,100,103)	(2,847,920)	(1,814,580)
Reconciliation of profit or loss	69				128						(226)	305	977	4,618
Net income (loss)	$ (917,822)	$ (822,996)	$ (1,265,049)	$ (482,096)	$ (623,704)	$ (476,094)	$ (462,779)	$ (438,741)	$ (437,438)	$ (471,004)	$ (1,740,818)	$ (1,099,798)	(2,846,943)	(1,809,962)
Single Reportable Segment [Member]
Segment Reporting [Line Items]
REVENUE
LESS OPERATING EXPENSES
Selling and marketing expenses													400,946	316,624
General and administrative expenses													1,827,776	1,131,312
Research and development													615,916	362,538
EBITDA													(2,844,638)	(1,810,474)
Depreciation and amortization													3,282	4,106
SEGMENT NET LOSS													(2,847,920)	(1,814,580)
Reconciliation of profit or loss													977	4,618
Adjustment and reconciling items													0	0
Net income (loss)													$ (2,846,943)	$ (1,809,962)